Certain Litigation Charges, Net (Details) (USD $) In Millions	12 Months Ended
	Apr. 29, 2011	Apr. 30, 2010	Apr. 24, 2009
Certain Litigation Charges Note [Abstract]
Contribution To Company Foundation			$ 100
Certain Litigation Charges, net
Certain litigation charges, net	245	374	714
Finite-Lived Intangible Assets, Useful Life (in years)	from three to 20 years
Spring Fidelis [Member]
Certain Litigation Charges, net
Certain litigation charges, net	221
Gore and Associates [Member]
Certain Litigation Charges, net
Certain litigation charges, net		(70)
Abbott and evYsio [Member]
Certain Litigation Charges, net
Payments for Legal Settlements		444
Certain litigation charges, net		444
Abbott [Member]
Certain Litigation Charges, net
Payments for Legal Settlements		400
Ev Ysio Medical Devices [Member]
Certain Litigation Charges, net
Payments for Legal Settlements		42
Additional Legal Payment		2
Depuy Spine [Member]
Certain Litigation Charges, net
Certain litigation charges, net			178
Johnson and Johnson [Member]
Certain Litigation Charges, net
Certain litigation charges, net			270
Cordis Corporation [Member]
Certain Litigation Charges, net
Payments for Legal Settlements			472
Certain litigation charges, net			229
Previous Certain Litigation Charge			243
Litigation Settlement, Gross			521
Fastenetix [Member]
Certain Litigation Charges, net
Payments for Legal Settlements			125
Payment for Legal Settlement Related to Past Damages			37
Payment for Legal Settlement Recorded as Intellectual Property			$ 88
Finite-Lived Intangible Assets, Useful Life (in years)			seven years